Options (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation arrangement by share-based payment award, options, grants in period	0	1,887,000	0	1,887,000
Unrecognized compensation cost	$ 0	$ 0	$ 0	$ 0
Stock option share-based compensation forfeiture rate	4.00%	4.00%	4.00%	4.00%